Accounts and Notes Receivable, Net (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ (527)	$ 0
Bad debt expense		(527)
Write offs	132	0
Balance at the end of the year	$ (395)	$ (527)